SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENT INFORMATION
a) Operating Segments
Our operations are organized into our asset management and corporate segments, in addition to five operating business groups which collectively represent seven operating segments for internal and external reporting purposes. We use our common equity by segment to evaluate capital allocation decisions and measure performance using funds from operations (“FFO”).
Our operating segments are as follows:
The Corporation:
i.Asset management operations include managing our long-term private funds, perpetual strategies and public securities on behalf of our investors and ourselves, as well as our share of the asset management activities of Oaktree Capital Management (“Oaktree”). We generate contractual base management fees for these activities as well as incentive distributions and performance income, including performance fees, transaction fees and carried interest.
ii.Corporate activities include the investment of cash and financial assets, as well as the management of our corporate leverage, including corporate borrowings and preferred equity, which fund a portion of the capital invested in our other operations. Certain corporate costs such as technology and operations are incurred on behalf of our operating segments and allocated to each operating segment based on an internal pricing framework.
Managed investments:
iii.Real estate operations include the ownership, operation and development of core office, core retail, LP investments and other properties.
iv.Renewable power operations include the ownership, operation and development of hydroelectric, wind, solar and energy transition power generating facilities.
v.Infrastructure operations include the ownership, operation and development of utilities, transport, midstream, data and sustainable resource assets.
vi.Private equity operations include a broad range of industries, and are mostly focused on business services, infrastructure services and industrials.
vii.Residential development operations consist of homebuilding, condominium development and land development.
b) Segment Financial Measures
FFO is a key measure of our financial performance and our segment measure of profit and loss. It is utilized by our Chief Operating Decision Maker in assessing operating results and the performance of our businesses on a segmented basis. We define FFO as net income excluding fair value changes, depreciation and amortization and deferred income taxes, net of non-controlling interests. When determining FFO, we include our proportionate share of the FFO from equity accounted investments on a fully diluted basis. FFO also includes realized disposition gains and losses, which are gains or losses arising from transactions during the reporting period, adjusted to include associated fair value changes and revaluation surplus recorded in prior periods, taxes payable or receivable in connection with those transactions and amounts that are recorded directly in equity, such as ownership changes.
We use FFO to assess our performance as an asset manager and as an investor in our assets. FFO from our Asset Management segment includes fees, net of the associated costs, that we earn from managing capital in our listed affiliates, private funds and public securities accounts. We are also eligible to earn incentive payments in the form of incentive distributions, performance fees or carried interest. As an investor in our assets, our FFO represents the company’s share of revenues less costs incurred within our operations, which include interest expenses and other costs. Specifically, it includes the impact of contracts that we enter into to generate revenues, including power sales agreements, contracts that our operating businesses enter into such as leases and take or pay contracts and sales of inventory. FFO includes the impact of changes in leverage or the cost of that financial leverage and other costs incurred to operate our business.
We use realized disposition gains and losses within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period FFO, and believe it is useful to investors to better understand variances between reporting periods. We exclude depreciation and amortization from FFO as we believe that the value of most of our assets typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. In addition, the depreciated cost base of our assets is reflected in the ultimate realized disposition gain or loss on disposal. As noted above, unrealized fair value changes are excluded from FFO until the period in which the asset is sold. We also exclude deferred income taxes from FFO because the vast majority of the company’s deferred income tax assets and liabilities are a result of the revaluation of our assets under IFRS.
Our definition of FFO may differ from the definition used by other organizations, as well as the definition of FFO used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”), in part because the NAREIT definition is based on U.S. GAAP, as opposed to IFRS. The key differences between our definition of FFO and the determination of FFO by REALPAC and/or NAREIT are that we include the following: realized disposition gains or losses and cash taxes payable or receivable on those gains or losses, if any; foreign exchange gains or losses on monetary items not forming part of our net investment in foreign operations; and foreign exchange gains or losses on the sale of an investment in a foreign operation. We do not use FFO as a measure of cash generated from our operations.
We illustrate how we derive FFO for each operating segment and reconcile total FFO to net income in Note 3(c)(v) of the consolidated financial statements.
Segment Balance Sheet Information
We use common equity by segment as our measure of segment assets when reviewing our deconsolidated balance sheet because it is utilized by our Chief Operating Decision Maker for capital allocation decisions.
Segment Allocation and Measurement
Segment measures include amounts earned from consolidated entities that are eliminated on consolidation. The principal adjustment is to include asset management revenues charged to consolidated entities as revenues within the company’s Asset Management segment with the corresponding expense recorded as corporate costs within the relevant segment. These amounts are based on the in-place terms of the asset management contracts between the consolidated entities. Inter-segment revenues are determined under terms that approximate market value.
The company allocates the costs of shared functions that would otherwise be included within its Corporate Activities segment, such as information technology and internal audit, pursuant to formal policies.
c) Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$246	$872	$8,851	$4,085	$9,294	$37,161	$2,243	$62,752
Inter-segment and other revenues[1]	3,278	(1)	32	—	7	614	—	3,930	i
Segmented revenues	3,524	871	8,883	4,085	9,301	37,775	2,243	66,682
FFO from equity accounted investments[1]	277	(17)	765	116	1,329	600	21	3,091	ii
Interest expense	—	(388)	(3,117)	(885)	(1,224)	(1,573)	(29)	(7,216)	iii
Current income taxes	—	(67)	(82)	(66)	(247)	(286)	(8)	(756)	iv
Funds from operations[1]	1,776	(86)	876	1,044	569	935	66	5,180	v
Common equity	4,947	(6,986)	19,331	5,154	2,552	3,965	2,730	31,693
Equity accounted investments	4,530	830	21,024	1,444	10,530	2,623	346	41,327
Additions to non-current assets[2]	64	234	10,117	1,677	11,200	3,535	45	26,872
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at approximately 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2020, $1.2 billion of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2019 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$271	$508	$10,442	$3,959	$7,091	$43,099	$2,456	$67,826
Inter-segment revenues	2,343	(49)	33	15	2	479	—	2,823	i
Segmented revenues[1]	2,614	459	10,475	3,974	7,093	43,578	2,456	70,649
FFO from equity accounted investments	43	14	1,049	74	1,100	320	41	2,641	ii
Interest expense	—	(349)	(3,469)	(923)	(937)	(1,536)	(66)	(7,280)	iii
Current income taxes	—	(114)	(165)	(73)	(255)	(326)	(37)	(970)	iv
Funds from operations[1]	1,597	(359)	1,185	333	464	844	125	4,189	v
Common equity	4,927	(7,897)	18,781	5,320	2,792	4,086	2,859	30,868
Equity accounted investments	4,599	681	22,314	1,154	8,972	2,596	382	40,698
Additions to non-current assets[2]	4,654	617	17,915	2,207	17,352	19,825	88	62,658
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at approximately 61%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2019, $231 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.
i.Inter-Segment Revenues
For the year ended December 31, 2020, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities and Oaktree totaling $3.3 billion (2019 – $2.3 billion), revenues earned on construction projects between consolidated entities totaling $610 million (2019 – $450 million), and other revenues totaling a net income of $42 million (2019 – $30 million). Inter-segment revenues are eliminated on consolidation to arrive at the company’s consolidated revenues.
ii.FFO from Equity Accounted Investments
The company determines FFO from its equity accounted investments by applying the same methodology utilized in adjusting net income of consolidated entities. The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Consolidated equity accounted (loss) income	$(79)	$2,498
Non-FFO items from equity accounted investments[1]	3,170	143
FFO from equity accounted investments	$3,091	$2,641
1.Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.
iii.Interest Expense
For the year ended December 31, 2020, the adjustment to interest expense consists of interest on loans between consolidated entities totaling $8 million (2019 – $53 million) that is eliminated on consolidation, along with the associated revenue.
iv.Current Income Taxes
Current income taxes are included in FFO but are aggregated with deferred income taxes in income tax expense on the company’s Consolidated Statements of Operations. The following table reconciles consolidated income taxes to current and deferred income taxes:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Current income tax expense	$(756)	$(970)
Deferred income tax (expense) recovery	(81)	475
Income tax expense	$(837)	$(495)
iv.
v.Reconciliation of Net Income to Total FFO
The following table reconciles net income to total FFO:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Note	2020	2019
Net income		$707	$5,354
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		3,170	143
Fair value changes		1,423	831
Depreciation and amortization		5,791	4,876
Deferred income taxes		81	(475)
Realized disposition gains in fair value changes or equity	vi	1,554	621
Non-controlling interests in FFO		(7,546)	(7,161)
Total FFO		$5,180	$4,189
vi.Realized Disposition Gains
Realized disposition gains include gains and losses recorded in net income arising from transactions during the current period, adjusted to include fair value changes and revaluation surplus recorded in prior periods in connection with the assets sold. Realized disposition gains also include amounts that are recorded directly in equity as changes in ownership, as opposed to net income, because they result from a change in ownership of a consolidated entity.
The realized disposition gains recorded in fair value changes, revaluation surplus or directly in equity were $1.6 billion for the year ended December 31, 2020 (2019 – $621 million), of which $499 million relates to prior periods (2019 – $284 million), $1.1 billion has been recorded directly in equity as changes in ownership (2019 – $258 million) and a loss of $29 million has been recorded in fair value changes (2019 – gain of $79 million).
d) Geographic Allocation
The company’s revenues by location of operations are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
U.S.	$18,048	$16,584
Canada	5,906	6,202
U.K.	16,032	21,847
Brazil	3,323	4,099
Europe	6,191	6,285
Australia	5,528	5,522
India	1,284	803
Colombia	1,762	2,095
Other Asia	2,388	1,599
Other	2,290	2,790
	$62,752	$67,826
The company’s consolidated assets by location are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
U.S.	$159,684	$149,687
Canada	36,403	35,840
U.K.	31,598	30,184
Brazil	20,675	24,354
Europe	22,267	19,404
Australia	22,000	22,971
India	21,438	9,089
Colombia	10,919	10,819
Other Asia	9,343	8,379
Other	9,369	13,242
	$343,696	$323,969